Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post Effective Amendment No. 93	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on August  24, 2013 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 93 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 88 to its Registration Statement until August 24, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 88 under the Securities Act of 1933 filed on April 26, 2013 (accession number 0001324443-13-000055) are incorporated by reference herein.

This Post-Effective Amendment No. 93 relates solely to the American Independence Capital Defender Fund, a series of American Independence Funds Trust (the “Trust”). This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 24th day of July 2013.

AMERICAN INDEPENDENCE FUNDS TRUST

(Registrant)

By: /s/ Eric M. Rubin

Eric M. Rubin, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	July 24, 2013
Eric Rubin

/s/ Jeffrey Haas*	Trustee	July 24, 2013
Jeffrey Haas

/s/ Joseph Hankin*	Chairman of the Board	Jult 24, 2013
Joseph Hankin	and Trustee

/s/ Terry L. Carter*	Trustee	July 24, 2013
Terry L. Carter	and Audit Chairman

/s/ Thomas F. Kice*	Trustee	July 24, 2013
Thomas F. Kice

/s/ George Mileusnic*	Trustee	July 24, 2013
George Mileusnic

/s/ John J. Pileggi*	Trustee	July 24, 2013
John J. Pileggi

/s/ Peter L. Ochs*	Trustee	July 24, 2013
Peter L. Ochs

*By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed with Post-Effective Amendment No. 82 on January 30, 2013.